Total
Strategic Enhanced Yield Fund
STRATEGIC ENHANCED YIELD FUND
Investment Objective
To primarily seek current income and,
secondarily, the opportunity for capital appreciation to produce total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Enhanced Yield Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section "Initial Sales Charge (Bond and Equity Funds, A Shares Only)" and "Contingent Deferred Sales Charge (CDSC-Class A and C Only)" on page 49 in the prospectus and in the section "Additional Purchase and Redemption Information" on page 34 of the statement of additional information. An investor transacting in Institutional Shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset based fee for sales or distribution, may be required to pay a commission to a broker or other financial intermediary for effecting such transactions on an agency basis. Such commissions are not reflected in the tables or the example below. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Strategic Enhanced Yield Fund	Class A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	none	none
[1]	A Shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of 1.00% on any A Shares upon which a dealer concession was paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Strategic Enhanced Yield Fund		Class A Shares	Investor Shares	Institutional Shares
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses		3.27%	2.41%	2.73%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		4.03%	3.17%	3.24%
Less Fee Waivers	[1]	(3.01%)	(2.15%)	(2.47%)
Total Annual Fund Operating Expenses After Fee Waivers		1.02%	1.02%	0.77%
[1]	The Adviser has contractually agreed to waive fees payable to it or reimburse certain expenses so that expenses (other than extraordinary expenses and any Acquired Fund Fees and Expenses) for each Class do not exceed 0.76%, plus class-specific fees, until December 31, 2020. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2020 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Strategic Enhanced Yield Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	302	1,131	1,977	4,163
Investor Shares	104	775	1,472	3,326
Institutional Shares	79	766	1,478	3,370

Portfolio Turnover

The Strategic Enhanced Yield Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund seeks total return through a combination of primarily current income and secondarily capital appreciation by allocating assets among various fixed income sectors, with no more than 65% of the Fund's net assets in any one sector. The Adviser employs a strategy to enhance the Fund's yield by shifting assets among higher yielding and lower yielding debt securities across sectors and different maturities based on its view of the relative value of each sector or maturity. Securities are dollar-denominated and include, but are not limited to, the following sectors: US government, foreign government, US corporate, foreign corporate, collateralized mortgage obligations, mortgage-backed securities, asset-backed securities, and fixed income ETFs.

Purchase and sale decisions are based on the Adviser's judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.

A significant portion of assets are invested in non-rated securities or securities rated below investment grade ("junk debt"). The Fund also invests in money market instruments.

Total return is defined as a percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

The Fund generally maintains a dollar-weighted average portfolio maturity of one to ten years.

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. This policy will not be changed without at least 60 days prior notice to shareholders.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund's net asset value, yield or total return are (in alphabetical order):

•	Asset-Backed Securities Risk — Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

•	Collateralized Mortgage Obligations Risk — There are risks associated with collateralized mortgage obligations that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of collateralized mortgage obligations).

•	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument or a counterparty to an agreement fails to fulfill its obligations, reducing the Fund's return. This includes failure by a bond issuer to repay interest and principal.

•	Exchange Traded Fund (ETF) Risk — The ETFs in which the Fund invests are subject to the risks applicable to the types of securities and investments used by the ETFs. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The use of leverage in an ETF can magnify any price movements, resulting in high volatility. Due to daily rebalancing, leverage, and liquidity, inverse ETFs may perform worse than the inverse movement of the underlying referenced financial asset, index or commodity's return.

•	Foreign Investment Risk — The risk associated with higher transaction costs, delayed settlements, currency controls or adverse economic and political developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.

•	High Yield Securities Risk — Fixed income securities rated below investment grade and unrated securities of similar credit quality (commonly referred to as "junk bonds" or high yield securities) are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investments in such securities involves substantial risk. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. The value of high yield securities tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield securities and the junk bond markets generally, particularly in times of market stress.

•	Interest Rate Risk — The value of the Fund's investments may decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk. The Fund's yield may decrease due to a decline in interest rates.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. If a Fund is required to sell securities quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund's portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•	Mortgage-Backed Securities Risk — The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

•	Prepayment/Call Risk — There is a chance that the repayment of an asset-backed or mortgage-backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will "call"— or repay — its bond before the bond's maturity date.

•	Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

•	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay. For more information about these risks, please refer to the section titled "Investment Practices and Risks" in the Fund's prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund's website www.cavanalhillfunds.com or by calling 1-800-762-7085. This bar chart shows changes in the Fund's performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each Class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

Best quarter:	Worst quarter:
4Q 2018	3Q 2018
1.14%	0.16%
The performance information shown above is based on a calendar year. The Fund's total return from 1/1/19 to 9/30/19 was 7.21%.

This table compares the Fund's average annual total returns for periods ended December 31, 2019 to those of the Bloomberg Barclays U.S. Aggregate Bond Index. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.

Average Annual Total Returns (Periods Ended 12/31/18)
Average Annual Total Returns - Strategic Enhanced Yield Fund	Label	1 Year	Since Inception	Inception Date
Investor Shares	Return Before Taxes	2.86%	2.82%	Dec. 26, 2017
Investor Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	2.02%	1.99%	Dec. 26, 2017
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	1.69%	1.80%	Dec. 26, 2017
Institutional Shares	Return Before Taxes	2.65%	2.73%	Dec. 26, 2017
Class A Shares	Return Before Taxes (With Load)	0.49%	0.49%	Dec. 26, 2017
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	0.01%	0.38%	Dec. 26, 2017